Income Taxes Rate Reconciliation (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory U.S. federal tax rate			34.00%	34.00%	34.00%
State taxes			(0.20%)	0.50%	(33.10%)
Valuation allowance			(15.50%)	(45.40%)	(335.50%)
Permanent items			(24.70%)	(2.00%)	(22.30%)
Prior year true-up			0.20%	0.00%	84.70%
Foreign tax rate differentials			(0.20%)	(0.90%)	6.60%
Total	(4.70%)	(18.00%)	(6.40%)	(13.80%)	(265.60%)